Comparative Figures	12 Months Ended
Dec. 31, 2022
Disclosure of comparative information prepared under previous GAAP [abstract]
Comparative figures

36	Comparative figures
Certain comparative figures, as disclosed below, have been adjusted to conform to current year’s presentation. Value added tax recoverable in the amount of RMB
13,322
thousand as of December 31, 2021, which was previously included in prepayments, and has been reclassified as value added tax recoverable and separately presented on the consolidated balance sheet as of December 31, 2021.